Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class IA | Cash and Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class IA | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Class IA | Canada
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class IA | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class IA | Ireland
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class IA | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class IA | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class IA | India
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class IA | China
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class IA | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class IA | United States
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class IA | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class IA | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class IB | Cash and Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class IB | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Class IB | Canada
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class IB | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class IB | Ireland
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class IB | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class IB | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class IB | India
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class IB | China
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class IB | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class IB | United States
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class IB | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class IB | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%